Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUES	$ 2,704		$ 2,723		$ 256
OPERATING EXPENSES:
Research and development	252,657	258,405	684,327	630,574	915,818	824,523
General and administrative	655,916	615,211	2,122,607	2,501,612	3,047,360	599,573
Impairment loss				52,363	52,363
Total Operating Expenses	908,573	873,616	2,806,934	3,184,549	4,015,541	1,424,096
LOSS FROM OPERATIONS	(905,869)	(873,616)	(2,804,211)	(3,184,549)	(4,015,285)	(1,424,096)
OTHER INCOME:
Interest income	39,409	16,557	96,653	37,415	46,526	2,924
Realized gain on short-term investments	2,050		121,765		20,662
Total other income	41,459	16,557	218,418	37,415	67,188	2,924
NET LOSS	(864,410)	(857,059)	(2,585,793)	(3,147,134)	(3,948,097)	(1,421,172)
COMPREHENSIVE LOSS:
Net loss	(864,410)	(857,059)	(2,585,793)	(3,147,134)	(3,948,097)	(1,421,172)
Other comprehensive gain:
Unrealized (loss) income on short-term investments	9,884	41,841	(82,486)	79,646	95,785
Comprehensive loss	$ (854,526)	$ (815,218)	$ (2,668,279)	$ (3,067,488)	$ (3,852,312)	$ (1,421,172)
NET LOSS PER COMMON SHARE:
Basic (in Dollars per share)	$ (0.61)	$ (0.85)	$ (1.95)	$ (3.2)	$ (4)	$ (1.64)
Diluted (in Dollars per share)	$ (0.61)	$ (0.85)	$ (1.95)	$ (3.2)	$ (4)	$ (1.64)
WEIGHTED AVERAGE COMMON SHARE OUTSTANDING:
Basic (in Shares)	1,418,506	1,005,979	1,329,259	984,625	987,938	868,154
Diluted (in Shares)	1,418,506	1,005,979	1,329,259	984,625	987,938	868,154